10-K Accounts receivable, net - Schedule of accounts receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Trade accounts receivable	$ 70,660	$ 73,864	$ 63,990
Other receivables	3,232	5,092	4,763
Accounts receivable, gross	73,892	78,956	68,753
Less: Allowance for credit losses	(2,346)	(2,617)	(2,722)
Accounts receivable, net	$ 71,546	$ 76,339	$ 66,031